Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Loan	$ 2,000
Financial liabilities
Warrants		554
Level 1 [Member]
Financial assets
Loan
Financial liabilities
Warrants
Level 2 [Member]
Financial assets
Loan
Financial liabilities
Warrants
Level 3 [Member]
Financial assets
Loan	$ 2,000
Financial liabilities
Warrants		$ 554